Private Placements of Restricted Common Stock (Details) (USD $)	12 Months Ended			81 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2013	Apr. 11, 2007
Summary of proceeds from private placements
Shares	855,301
Aggregate gross proceeds from offering			$ 6,869,990	$ 9,350,490
Related Warrant Liability					4,838,690
February 25, 2011 [Member]
Summary of proceeds from private placements
Shares	95,334
Aggregate gross proceeds from offering	1,430,000
Related Warrant Liability					2,350,251
May 31, 2011 [Member]
Summary of proceeds from private placements
Shares	28,200
Aggregate gross proceeds from offering	423,000
Related Warrant Liability					1,186,859
June 27, 2011 [Member]
Summary of proceeds from private placements
Shares	37,500
Aggregate gross proceeds from offering	562,500
Related Warrant Liability					1,243,838
July 12, 2011 [Member]
Summary of proceeds from private placements
Shares	1,667
Aggregate gross proceeds from offering	25,000
Related Warrant Liability					57,742
December 2, 2011 [Member]
Summary of proceeds from private placements
Shares	4,000
Aggregate gross proceeds from offering	40,000
Related Warrant Liability
February 10, 2012 [Member]
Summary of proceeds from private placements
Shares	65,000
Aggregate gross proceeds from offering	325,000
Related Warrant Liability
February 14, 2012 [Member]
Summary of proceeds from private placements
Shares	80,000
Aggregate gross proceeds from offering	400,000
Related Warrant Liability
March 7, 2012 [Member]
Summary of proceeds from private placements
Shares	20,000
Aggregate gross proceeds from offering	100,000
Related Warrant Liability
March 15, 2012 [Member]
Summary of proceeds from private placements
Shares	35,000
Aggregate gross proceeds from offering	175,000
Related Warrant Liability
March 22, 2012 [Member]
Summary of proceeds from private placements
Shares	5,000
Aggregate gross proceeds from offering	25,000
Related Warrant Liability
April 9, 2012 [Member]
Summary of proceeds from private placements
Shares	20,000
Aggregate gross proceeds from offering	100,000
Related Warrant Liability
April 24, 2012 [Member]
Summary of proceeds from private placements
Shares	4,000	[1]
Aggregate gross proceeds from offering
Related Warrant Liability
June 28, 2012 [Member]
Summary of proceeds from private placements
Shares	48,000
Aggregate gross proceeds from offering	600,000
Related Warrant Liability
July 6, 2012 [Member]
Summary of proceeds from private placements
Shares	411,600
Aggregate gross proceeds from offering	5,144,990
Related Warrant Liability

[1]	* Shares issued under price protection provision of subscription agreement as described above.